Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.9%
		Australia: 3.2%
6,694		AGL Energy Ltd.	$ 79,294	0.2
752		ASX Ltd.	44,308	0.1
42,029		Aurizon Holdings Ltd.	134,028	0.3
3,644		Australia & New Zealand Banking Group Ltd.	46,281	0.1
9,928		BHP Group Ltd.	261,393	0.6
18,229		Fortescue Metals Group Ltd.	226,900	0.5
21,180		Medibank Pvt Ltd.	42,298	0.1
8,286		Newcrest Mining Ltd.	211,092	0.4
5,566		Rio Tinto Ltd.	407,368	0.9
			1,452,962	3.2

		Belgium: 0.8%
1,597		Colruyt S.A.	92,748	0.2
1,985		UCB S.A.	255,057	0.6
			347,805	0.8

		Canada: 4.4%
3,032		Bank of Nova Scotia	124,521	0.3
6,215		BCE, Inc.	260,580	0.6
3,705		Canadian Imperial Bank of Commerce - XTSE	256,497	0.6
276		Constellation Software, Inc./Canada	326,467	0.7
1,290		Kirkland Lake Gold Ltd.	70,449	0.1
2,847		National Bank Of Canada	134,417	0.3
4,063		Open Text Corp.	182,880	0.4
1,478		Rogers Communications, Inc.	60,358	0.1
15,157		TELUS Corp.	262,867	0.6
3,370		Waste Connections, Inc.	344,987	0.7
			2,024,023	4.4

		China: 0.6%
93,500		BOC Hong Kong Holdings Ltd.	260,683	0.6

		Denmark: 2.0%
1,264		Carlsberg A/S	186,679	0.4
1,950		Coloplast A/S	332,860	0.7
6,175		Novo Nordisk A/S	405,158	0.9
			924,697	2.0

		Finland: 1.5%
4,473		Kone Oyj	355,196	0.8
2,789		Orion Oyj	121,682	0.3
5,159		Sampo OYJ	186,469	0.4
			663,347	1.5

		France: 0.9%
632		Danone	42,302	0.1
3,091		Edenred	153,327	0.3
484	(1)	Eiffage SA	42,298	0.1
16,658		Orange SA	195,247	0.4
			433,174	0.9

		Germany: 1.0%
469		Allianz SE	97,306	0.2
7,653	(1)	Deutsche Post AG	310,638	0.7
25,213		Telefonica Deutschland Holding AG	68,795	0.1
			476,739	1.0

		Hong Kong: 1.4%
31,000		CK Hutchison Holdings Ltd.	202,424	0.4
13,000		CLP Holdings Ltd.	122,924	0.3
47,000		HKT Trust / HKT Ltd.	69,254	0.1
2,400		Jardine Matheson Holdings Ltd.	98,154	0.2
77,000		PCCW Ltd.	43,409	0.1
22,000		Power Assets Holdings Ltd.	122,519	0.3
			658,684	1.4

		Ireland: 1.0%
4,624		Medtronic PLC	446,124	1.0

		Israel: 0.2%
20,913		Bank Leumi Le-Israel BM	106,016	0.2

		Italy: 1.0%
7,642		Enel S.p.A.	70,005	0.2
3,297	(1)	FinecoBank Banca Fineco SpA	48,063	0.1
28,013	(1)	Intesa Sanpaolo SpA	57,100	0.1
54,518		Snam SpA	290,225	0.6
			465,393	1.0

		Japan: 8.3%
11,300		Canon, Inc.	181,846	0.4
1,100		Central Japan Railway Co.	133,440	0.3
1,000		East Japan Railway Co.	57,645	0.1
6,100		Fuji Film Holdings Corp.	272,808	0.6
200		Hikari Tsushin, Inc.	43,360	0.1
3,500		Hitachi Ltd.	104,839	0.2
1,100		Hoya Corp.	108,481	0.2
3,400		Kamigumi Co., Ltd.	62,053	0.1
2,300		Konami Holdings Corp.	70,286	0.2
1,000		Kyocera Corp.	55,690	0.1
2,400		Kyushu Railway Co.	47,412	0.1
1,000		Lawson, Inc.	49,797	0.1
6,000		LIXIL Group Corp.	80,087	0.2
2,400		Medipal Holdings Corp.	43,953	0.1
1,400		MEIJI Holdings Co., Ltd.	109,934	0.3
2,600		Mitsubishi Corp.	52,389	0.1
7,800		MS&AD Insurance Group Holdings, Inc.	195,999	0.4
8,200		Nippon Telegraph & Telephone Corp.	190,334	0.4
1,900		NTT DoCoMo, Inc.	52,309	0.1
2,900		Secom Co., Ltd.	250,789	0.6
14,200		Sekisui House Ltd.	259,345	0.6
5,700		SG Holdings Co. Ltd.	209,182	0.5
21,100		Softbank Corp.	282,449	0.6
18,700		Sumitomo Corp.	207,752	0.5
4,000		Sumitomo Mitsui Financial Group, Inc.	106,586	0.2
3,000		Sundrug Co., Ltd.	102,093	0.2
1,200		Suzuken Co., Ltd.	42,687	0.1
1,800		Trend Micro, Inc.	105,568	0.2

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
1,100		Tsuruha Holdings, Inc.	$ 152,532	0.3
500		Welcia Holdings Co. Ltd.	45,817	0.1
3,000		West Japan Railway Co.	129,555	0.3
			3,807,017	8.3

		Netherlands: 1.4%
7,072		Koninklijke Ahold Delhaize NV	203,680	0.4
25,687		Koninklijke KPN NV	67,670	0.2
6,366		Unilever NV	376,170	0.8
			647,520	1.4

		New Zealand: 0.2%
20,271		Spark New Zealand Ltd.	66,431	0.2

		Norway: 0.2%
9,874		Orkla ASA	97,119	0.2

		Singapore: 0.2%
18,100		Singapore Exchange Ltd.	107,972	0.2

		Spain: 1.3%
7,014		Enagas	176,959	0.4
9,969		Ferrovial SA - FERE	244,112	0.5
6,344		Red Electrica Corp. SA	123,675	0.3
9,800		Telefonica S.A.	41,043	0.1
			585,789	1.3

		Sweden: 0.3%
674		Swedish Match AB	51,931	0.1
5,703		Telefonaktiebolaget LM Ericsson	66,355	0.2
			118,286	0.3

		Switzerland: 3.5%
1,348		LafargeHolcim Ltd.-CHF	63,775	0.1
2,800		Logitech International SA	204,255	0.4
4,236		Nestle SA	503,753	1.1
1,556		Roche Holding AG	538,931	1.2
830		Zurich Insurance Group AG	306,936	0.7
			1,617,650	3.5

		United Kingdom: 3.4%
3,968		Admiral Group Plc	123,741	0.3
8,034	(2)	Auto Trader Group PLC	56,122	0.1
28,669		Aviva PLC	98,595	0.2
28,649		Direct Line Insurance Group PLC	110,863	0.3
20,455		Evraz PLC	75,744	0.2
18,470		GlaxoSmithKline PLC	367,929	0.8
5,263		Imperial Brands PLC	87,686	0.2
2,241		London Stock Exchange Group PLC	247,539	0.5
41,992		Natwest Group PLC	57,832	0.1
15,840		Sage Group PLC/The	150,320	0.3
4,930		Smith & Nephew PLC	97,306	0.2
68,767		Vodafone Group PLC	103,347	0.2
			1,577,024	3.4

		United States: 63.1%
4,833		AbbVie, Inc.	458,700	1.0
774		Accenture PLC	173,980	0.4
4,531		Activision Blizzard, Inc.	374,397	0.8
6,298		Aflac, Inc.	224,020	0.5
1,437		Air Products & Chemicals, Inc.	411,887	0.9
1,258		Allison Transmission Holdings, Inc.	46,999	0.1
1,937		Allstate Corp.	182,833	0.4
7,858		Altria Group, Inc.	323,357	0.7
4,664		Amdocs Ltd.	289,634	0.6
2,949		Ameren Corp.	236,628	0.5
1,434		American Water Works Co., Inc.	211,185	0.5
1,847		Amgen, Inc.	451,905	1.0
320		Anthem, Inc.	87,616	0.2
1,776		Aptargroup, Inc.	204,595	0.4
15,081		AT&T, Inc.	446,096	1.0
1,788		Avnet, Inc.	47,775	0.1
5,858		Bank of America Corp.	145,747	0.3
3,901		Booz Allen Hamilton Holding Corp.	318,946	0.7
7,133		Bristol-Myers Squibb Co.	418,422	0.9
2,267		Broadridge Financial Solutions, Inc. ADR	304,549	0.7
531		Carlisle Cos., Inc.	63,231	0.1
2,454		CDK Global, Inc.	111,559	0.2
665		CDW Corp.	77,306	0.2
319		Chemed Corp.	157,009	0.3
4,031		Chevron Corp.	338,362	0.7
818		Church & Dwight Co., Inc.	78,798	0.2
10,726		Cisco Systems, Inc.	505,195	1.1
1,184		Citigroup, Inc.	59,212	0.1
2,109		Citrix Systems, Inc.	301,081	0.7
4,082		CMS Energy Corp.	261,983	0.6
1,212		Cognizant Technology Solutions Corp.	82,804	0.2
752		Colgate-Palmolive Co.	58,054	0.1
1,491		Comcast Corp. – Class A	63,815	0.1
2,541		Corporate Office Properties Trust SBI MD	67,286	0.1
855		CSX Corp.	60,996	0.1
3,301		Dolby Laboratories, Inc.	229,750	0.5
1,769		Dollar General Corp.	336,818	0.7
1,648		DTE Energy Co.	190,558	0.4
314		Everest Re Group Ltd.	68,700	0.2
3,890		Evergy, Inc.	252,189	0.6
1,485		Exelon Corp.	57,336	0.1
4,287		Flir Systems, Inc.	178,596	0.4
3,346		Flowers Foods, Inc.	76,121	0.2
5,435		General Mills, Inc.	343,872	0.8
3,109		Gentex Corp.	83,912	0.2
10,994		Geo Group, Inc./The	116,866	0.3
3,705		Gilead Sciences, Inc.	257,609	0.6
1,518		Hanover Insurance Group, Inc.	154,654	0.3
2,170		Hershey Co.	315,540	0.7
2,500		Honeywell International, Inc.	373,425	0.8
162		Humana, Inc.	63,577	0.1
9,490		Intel Corp.	452,958	1.0
3,070		International Business Machines Corp.	377,426	0.8
1,268		Intuit, Inc.	388,477	0.8
1,664		Jack Henry & Associates, Inc.	296,691	0.6
4,866		Johnson & Johnson	709,268	1.5

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
3,564	JPMorgan Chase & Co.	$ 344,425	0.8
13,147	Juniper Networks, Inc.	333,671	0.7
572	Kansas City Southern	98,298	0.2
2,436	Kimberly-Clark Corp.	370,369	0.8
1,335	Kroger Co.	46,445	0.1
3,336	Leidos Holdings, Inc.	317,454	0.7
1,043	Life Storage, Inc.	102,350	0.2
616	Lockheed Martin Corp.	233,446	0.5
398	MarketAxess Holdings, Inc.	205,647	0.5
4,845	Maxim Integrated Products	329,896	0.7
3,450	MAXIMUS, Inc.	256,024	0.6
1,673	McDonald's Corp.	325,030	0.7
6,467	Merck & Co., Inc.	518,912	1.1
9,143	Microsoft Corp.	1,874,406	4.1
2,226	Motorola Solutions, Inc.	311,195	0.7
627	MSC Industrial Direct Co.	41,388	0.1
1,478	Nasdaq, Inc.	194,076	0.4
3,676	National Instruments Corp.	130,498	0.3
316	NewMarket Corp.	118,440	0.3
2,721	OGE Energy Corp.	89,521	0.2
2,869	Omnicom Group	154,151	0.3
7,628	Oracle Corp.	422,973	0.9
3,066	Packaging Corp. of America	294,704	0.6
3,745	Paychex, Inc.	269,340	0.6
3,692	PepsiCo, Inc.	508,241	1.1
14,614	Pfizer, Inc.	562,347	1.2
4,492	Philip Morris International, Inc.	345,031	0.8
2,949	Phillips 66	182,897	0.4
1,175	Pinnacle West Capital Corp.	97,619	0.2
4,474	Procter & Gamble Co.	586,631	1.3
4,265	Progressive Corp.	385,300	0.8
862	Public Storage, Inc.	172,297	0.4
3,108	Qualcomm, Inc.	328,236	0.7
2,716	Quest Diagnostics, Inc.	345,122	0.8
1,066	Reliance Steel & Aluminum Co.	104,745	0.2
3,761	Republic Services, Inc.	328,147	0.7
150	Roper Technologies, Inc.	64,867	0.1
285	S&P Global, Inc.	99,821	0.2
7,185	Service Corp. International	311,542	0.7
4,230	Silgan Holdings, Inc.	161,797	0.4
2,433	Sonoco Products Co.	125,883	0.3
2,992	Southern Co.	163,393	0.4
10,218	Switch, Inc.	183,822	0.4
2,964	Target Corp.	373,108	0.8
3,285	Texas Instruments, Inc.	419,002	0.9
669	United Parcel Service, Inc. - Class B	95,506	0.2
11,218	Valvoline, Inc.	230,193	0.5
9,743	Verizon Communications, Inc.	560,028	1.2
3,106	Waste Management, Inc.	340,418	0.7
6,645	Werner Enterprises, Inc.	292,280	0.6
10,929	Western Union Co.	265,356	0.6
11,728	Williams Cos., Inc.	224,357	0.5
4,154	Xerox Holdings Corp.	69,164	0.2
1,920	Xilinx, Inc.	206,112	0.5
1,366	Yum! Brands, Inc.	124,374	0.3
2,493	Zoetis, Inc.	378,138	0.8
		28,988,738	63.1

	Total Common Stock
	(Cost $43,661,451)	45,873,193	99.9

EXCHANGE-TRADED FUNDS: 0.2%
596	iShares MSCI EAFE ETF	36,982	0.1
241	SPDR S&P 500 ETF Trust	78,691	0.1

	Total Exchange-Traded Funds
	(Cost $111,587)	115,673	0.2

	Total Investments in Securities (Cost $43,773,038)	$ 45,988,866	100.1
	Liabilities in Excess of Other Assets	(48,354)	(0.1)
	Net Assets	$ 45,940,512	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Sector Diversification	Percentage of Net Assets
Information Technology	25 .4%
Health Care	15 .6
Consumer Staples	11 .2
Industrials	10 .9
Financials	10 .5
Communication Services	7 .6
Materials	6 .5
Utilities	5 .5
Consumer Discretionary	4 .1
Energy	1 .6
Real Estate	1 .0
Exchange-Traded Funds	0 .2
Liabilities in Excess of Other Assets	(0 .1)
Net Assets	100 .0%

Voya Global Equity Dividend Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$1,452,962	$–	$1,452,962
Belgium	–	347,805	–	347,805
Canada	2,024,023	–	–	2,024,023
China	–	260,683	–	260,683
Denmark	–	924,697	–	924,697
Finland	–	663,347	–	663,347
France	–	433,174	–	433,174
Germany	–	476,739	–	476,739
Hong Kong	–	658,684	–	658,684
Ireland	446,124	–	–	446,124
Israel	–	106,016	–	106,016
Italy	–	465,393	–	465,393
Japan	45,817	3,761,200	–	3,807,017
Netherlands	–	647,520	–	647,520
New Zealand	–	66,431	–	66,431
Norway	–	97,119	–	97,119
Singapore	–	107,972	–	107,972
Spain	–	585,789	–	585,789
Sweden	–	118,286	–	118,286
Switzerland	–	1,617,650	–	1,617,650
United Kingdom	–	1,577,024	–	1,577,024
United States	28,988,738	–	–	28,988,738
Total Common Stock	31,504,702	14,368,491	–	45,873,193
Exchange-Traded Funds	115,673	–	–	115,673
Total Investments, at fair value	$31,620,375	$14,368,491	$–	$45,988,866

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At July 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $43,957,147.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$5,105,368
Gross Unrealized Depreciation	(3,069,928)
Net Unrealized Appreciation	$2,035,440